Inventories (Details) - Schedule of inventories - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 73,868	$ 51,292	$ 48,524
Finished goods	134,483	82,621	111,547
Less: Provision for impairment
Total, net	$ 208,351	$ 133,913	$ 147,271